Sohu.com Limited Shareholders' Equity (Sohu Management Sogou Share Option Arrangement, Summary of Categories of Share Options) (Details) - Sogou [Member] - Sohu Management Sogou Share Option Arrangement [Member]
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	8,305,000
Number of shares under granted share options for purposes of share-based compensation expense	8,305,000
Number of shares under vested and exercisable share options	8,305,000
Number of shares under exercised share options	8,296,000
Performance-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	8,290,000
Number of shares under granted share options for purposes of share-based compensation expense	8,290,000
Number of shares under vested and exercisable share options	8,290,000
Number of shares under exercised share options	8,290,000
Service-based options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares under contractually granted share options	15,000
Number of shares under granted share options for purposes of share-based compensation expense	15,000
Number of shares under vested and exercisable share options	15,000
Number of shares under exercised share options	6,000